Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long-Term Debt [Abstract]
Debt Agreements Amounts Outstanding
	2013	2014
(a)Commerzbank AG (August 12, 2011)	$47,550,000	$43,375,000
(b)Unicredit Bank AG (November 19, 2007)	22,587,000	14,606,500
(c)Bank of Scotland Plc (December 4, 2007)	33,616,864	-
(d)Bank of Ireland (March 30, 2009)	13,400,000	8,350,000
(e-1)HSH Nordbank AG (July 31, 2008)	20,625,000	-
(e-2)HSH Nordbank AG (April 4, 2014)	-	46,713,600
(f)HSBC Bank Plc (July 2, 2010)	16,800,000	14,460,000
(g-1)Nordea Bank Finland Plc (May 5, 2011)	25,536,062	-
(g-2)Nordea Bank Finland Plc (May 6, 2014)	-	78,273,638
(h)Senior unsecured notes due 2021	-	25,000,000
Total	$180,114,926	$230,778,738

Schedule of Debt
Disclosed as follows in the Consolidated Balance Sheets
Current portion of long-term debt	$17,257,750	$20,714,324
Long-term debt	162,857,176	210,064,414
Total	$180,114,926	$230,778,738

Minimum Annual Principal Payments
To December 31,
2015	$20,714,324
2016	32,226,824
2017	48,317,324
2018	11,642,324
2019	11,642,324
Thereafter	106,235,618
Total	$230,778,738